Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
2018	$ 4
2019	78
2020	14
2021	3
2022	7
Thereafter	634
Total	$ 740	$ 804